Loss Per Share Attributable to Owners of the Company	12 Months Ended
Mar. 31, 2024
Loss Per Share Attributable to Owners of the Company [Abstract]
Loss per share attributable to owners of the company

23. Loss per share attributable to owners of the Company

The basic loss per share is calculated as the loss for the year attributable to owners of the Company divided by the weighted average number of ordinary shares of the Company in issue during the year.

The diluted loss per share is calculated as the loss for the year attributable to owners of the Company divided by the weighted average number of ordinary shares used in the calculation which is the weighted average number of ordinary shares in issue plus the number of shares held under the share purchase warrants (2023: Nil).

For the years ended March 31, 2024, the Company had 32,900,000 share purchase warrants outstanding which could potentially dilute basic earnings per share in the future, but were excluded from the computation of diluted loss per share in the year presented, as their effects would have been anti-dilutive for the current year.